UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21195
                                                     ---------

                               UBS M2 Fund, L.L.C.
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               (Exact name of registrant as specified in charter)

                          51 W 52nd Street, 23rd Floor
                               New York, NY 10019
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               (Address of principal executive offices) (Zip code)

                               Steven S. Drachman
                         c/o UBS Financial Services Inc.
                          51 W 52nd Street, 23rd Floor
                               New York, NY 10019
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: March 31, 2009
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.   SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

                                                             UBS M2 FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
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                                                                  MARCH 31, 2009

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

                                                           REALIZED AND                                             DOLLAR AMOUNT OF
                                                            UNREALIZED                                                 FAIR VALUE
                                                   % OF     GAIN/(LOSS)     INITIAL                       FIRST        FOR FIRST
                                       FAIR       MEMBERS'     FROM       ACQUISITION                   AVAILABLE      AVAILABLE
INVESTMENT FUND           COST         VALUE      CAPITAL   INVESTMENTS       DATE       LIQUIDITY*    REDEMPTION**    REDEMPTION
---------------       ------------  ------------  -------  ------------   -----------   -------------  ------------ ----------------
Artha Emerging
  Markets Fund, L.P.  $ 30,000,000  $ 33,707,627    5.01%   $   235,475     4/1/2006     Quarterly
Bay Pond
  Partners, L.P.        60,000,000    61,663,056    9.17     11,408,750     3/1/2008    Semi-Annually    6/30/2009     61,663,056
Cevian Capital II,
  L.P., Class B         27,050,004    16,941,929    2.52     (1,577,235)    7/1/2006      Annually       9/30/2009      3,537,821
Cevian Capital II,
  L.P., Class C          7,500,000     5,808,207    0.86       (544,816)    7/1/2006      Annually
Chap-Cap
  Activist Partners,
  L.P. (a)                 296,222       220,364    0.03         (4,099)    4/1/2006        N/A
Chap-Cap
  Partners II,
  L.P. (a)                 511,773       413,712    0.06         11,194     4/1/2006        N/A
Cobalt Partners,
  L.P.                  66,000,000    65,083,188    9.68      2,650,588     7/1/2007    Semi-Annually    6/30/2009     65,083,188
Conatus Capital
  Partners, L.P.,
  Class A               10,000,000     8,260,935    1.23         26,350     1/1/2008     Quarterly
Cycladic Catalyst
  Fund, L.P. (b)         1,624,845       538,215    0.08         48,133     5/1/2005       N/A
Cycladic Catalyst
  Fund, L.P. (a)           811,516       544,808    0.08         (2,456)    5/1/2005       N/A
Cycladic Catalyst
  Fund, L.P.,
  Class B (b)            3,263,729       580,503    0.09         50,564     6/1/2005       N/A
Cycladic Catalyst
  Fund, L.P.,
  Class B (a)              876,103       587,427    0.09         (2,453)    6/1/2005       N/A
Delta Institutional
  Holdings, L.P.         1,586,188     1,662,351    0.25         17,671     7/1/2003       N/A
Eastern Advisor
  Fund, L.P. (a)         1,447,125     2,864,332    0.43        (22,788)    4/1/2004       N/A
Eastern Advisor
  Fund, L.P. (a)        13,867,830    12,154,697    1.81     (1,713,134)    4/1/2004       N/A
Eminence Partners,
  L.P.                  54,500,000    49,027,354    7.29      2,676,660     1/1/2006     Quarterly
Gugner Long/Short
  Fund, Ltd.,
  Class B               52,000,000    49,340,661    7.34       (311,181)    3/1/2008     Quarterly       3/31/2010     49,340,661
Meditor European
  Hedge Fund (B)
  Limited               32,585,030    41,881,333    6.23        974,559     5/1/2006      Monthly
Pershing Square,
  L.P.                  12,998,084    21,330,432    3.17        822,814     1/1/2005      Annually       6/30/2009      4,984,899
Southpoint Qualified
  Fund, L.P.            60,000,000    48,376,924    7.20      3,032,600     2/1/2008      Annually
Steel Partners
  Japan Strategic
  Fund, L.P. (b)        23,114,752    12,769,988    1.90     (1,292,155)    1/1/2006        N/A
Steel Partners
  Japan Strategic
  Fund, L.P. (a)         5,933,551     4,200,334    0.62     (1,800,301)    1/1/2006        N/A
The Children's
  Investment Fund,
  L.P., Class A         27,487,317    31,769,564    4.72     (2,023,978)    4/1/2005    Every 3 Years
Tiger Asia Fund, L.P.   35,780,282    46,367,997    6.90     (3,663,782)    3/1/2005      Annually       12/31/2009     8,283,971
                      ------------  ------------   -----    -----------
  LONG/SHORT EQUITY
    SUBTOTAL          $529,234,351  $516,095,938   76.76%   $ 8,996,980


D.E. Shaw Oculus Fund,
  L.L.C. (c)            23,146,310    36,687,734    5.46        760,814     4/1/2005     Quarterly
                      ------------  ------------   -----    -----------
  MULTI-STRATEGY
    SUBTOTAL          $ 23,146,310  $ 36,687,734    5.46%   $   760,814

Redeemed Investment
  Funds                         --            --      --        696,806
                      ------------  ------------   -----    -----------
TOTAL                 $552,380,661  $552,783,672   82.22%   $10,454,600
                      ============  ============   =====    ===========


 * Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.
**  Investment Funds with no dates can be redeemed in full.
(a) A portion or all of the Funds' interests in the Investment Fund are held in side pockets which have restricted liquidity.
(b) The Investment Fund is in liquidation. In addition to any redemption proceeds that may have already been received, the Fund will continue to receive proceeds periodically as the Investment Fund liquidates its underlying investments.
(c) In accordance with the offering materials, the Investment Fund has limited the amount of redemption requests paid to the Fund.

                                                             UBS M2 FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
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                                                                  MARCH 31, 2009

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         Securities  valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

         Various inputs are used in determining the fair value of the Fund's investments relating to FAS 157. These inputs are summarized in the three broad levels listed below.

         LEVEL 1--quoted prices in active markets for identical securities. LEVEL 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
         LEVEL 3--significant unobservable inputs (including Fund's own assumptions in determining the fair value of investments.)

         The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund's investments at fair value in accordance with FAS
         157. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.


        ----------------------------------------------------------------------------------

        VALUATION INPUTS                                    OTHER FINANCIAL INSTRUMENTS*
        ----------------------------------------------------------------------------------
        Level 1 - Quoted Prices                                     $         --
        ----------------------------------------------------------------------------------
        Level 2 - Other Significant Observable Inputs                         --
        ----------------------------------------------------------------------------------
        Level 3 - Other Significant Unobservable Inputs              552,783,672
        ----------------------------------------------------------------------------------
        TOTAL                                                       $552,783,672
        ----------------------------------------------------------------------------------

    * Other Financial Instruments include Investments in Investment Funds.

    The  following  is  a   reconciliation   of  assets  in  which   significant
    unobservable inputs (Level 3) were used in determining fair value:


        ----------------------------------------------------------------------------------
                                                            OTHER FINANCIAL INSTRUMENTS*
        ----------------------------------------------------------------------------------
        BALANCE AS OF DECEMBER 31, 2008                             $581,928,080
        ----------------------------------------------------------------------------------
          Accrued discounts/premiums                                          --
        ----------------------------------------------------------------------------------
          Realized gain/(loss)                                         3,733,765
        ----------------------------------------------------------------------------------
          Change in unrealized appreciation/depreciation               6,720,835
        ----------------------------------------------------------------------------------
          Net purchases/(sales)                                      (39,599,008)
        ----------------------------------------------------------------------------------
          Transfers in and/or out of Level 3                                  --
        ----------------------------------------------------------------------------------
        BALANCE AS OF MARCH 31, 2009                                $552,783,672
        ----------------------------------------------------------------------------------

    * Other Financial Instruments include Investments in Investment Funds.


ITEM 2.   CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.   EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               UBS M2 Fund, L.L.C.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Craig Goos
                         -------------------------------------------------------
                           Craig Goos, Principal Executive Officer


Date                       May 27, 2009
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Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Craig Goos
                         -------------------------------------------------------
                           Craig Goos, Principal Executive Officer


Date                       May 27, 2009
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By (Signature and Title)*  /s/ Robert Aufenanger
                         -------------------------------------------------------
                           Robert Aufenanger, Principal Financial Officer


Date                       May 27, 2009
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* Print the name and title of each signing officer under his or her signature.